INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense

	Year ended 31 December
CHF in millions	2025	2024	2023
Current income tax expense	(18.3)	(20.6)	(17.3)
Current income tax benefit (expense) of prior periods	(4.5)	(19.2)	1.0
Deferred income tax benefit	42.7	56.5	76.2
Total income tax benefit	19.9	16.7	59.9

Current and deferred income taxes are recognised by each consolidated entity of Sunrise, regardless of who has the legal liability for settlement or recovery of the tax.

Analysis of income taxes
The Sunrise tax rate reconciliation is based on the domestic tax rate of the main operating company domiciled in Switzerland, with a reconciling item in respect of the tax rates applied by Sunrise companies in other jurisdictions. This tax rate is used because Sunrise operational activities are mainly carried out in Switzerland and therefore provides the most meaningful information for the user of the consolidated financial statements.

The use of the Sunrise weighted average tax rate based on the aggregation of the separate reconciliations of each individual jurisdiction/entity would result in a highly biased and therefore less meaningful expected tax rate due to the volatile results of the Dutch companies.

	Year ended 31 December
CHF in millions	2025	2024	2023
Income (loss) before income taxes	(128.4)	(378.5)	(372.1)
Domestic income tax rate	18.3%	18.3%	18.4%
Expected income tax benefit /(expense)	23.5	69.4	68.4
Effect of income taxed at differing tax rates	(4.2)	5.0	(3.7)
Non-deductible items	(0.6)	(18.4)	(9.9)
Non-taxable income	—	—	0.1
Effect of changes in recognition of deferred tax assets	(0.6)	(0.6)	3.2
Adjustments to deferred tax balances arising from tax rate changes	0.7	—	0.5
Adjustments recognised for current and deferred tax of prior periods	0.8	(40.3)	1.0
Other effects	0.3	1.6	0.3
Total income tax benefit	19.9	16.7	59.9
Deferred tax assets and liabilities
Deferred tax assets and liabilities by origin of the temporary difference:

	31 December 2025
CHF in millions	Assets	Liabilities
Intangible assets	—	74.2
Property, plant and equipment	—	23.5
Unrealised foreign exchange results	5.8	77.0
Derivatives	86.4	0.1
Receivables	—	2.2
Right-of-use assets	—	—
Deferred revenue	0.1	16.8
Employee benefit obligations	0.2	—
Provisions	1.9	0.3
Lease liabilities	—	—
Other	0.1	0.4
Total	94.5	194.5
Netting of deferred tax assets and liabilities	79.2	(79.2)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred tax assets	15.3	—
Deferred tax liabilities	—	115.4

	31 December 2024
CHF in millions	Assets	Liabilities
Intangible assets	—	135.2
Property, plant and equipment	—	34.2
Unrealised foreign exchange results	26.5	—
Derivatives	—	4.8
Receivables	—	3.9
Right-of-use assets	20.4	—
Deferred revenue	0.1	20.1
Employee benefit obligations	1.4	—
Provisions	8.9	0.3
Lease liabilities	—	1.0
Other	0.1	0.4
Tax net operating loss carry forward	0.4	—
Total	57.8	199.9
Netting of deferred tax assets and liabilities	34.2	(34.1)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred tax assets	23.6	—
Deferred tax liabilities	—	165.8
Net change in deferred tax assets and liabilities

CHF in millions	2025	2024	2023
Opening balance at the beginning of the period 1 January	142.2	206.7	294.7
Changes recognised in the consolidated statements of income or loss	(42.7)	(56.6)	(76.2)
Changes recognised in the consolidated statements of comprehensive income or loss	0.6	(1.2)	(5.4)
Changes recognised in the consolidated statements of changes in equity	—	(7.9)	(8.9)
Change in scope of consolidation/goodwill adjustment	—	—	3.7
Foreign currency effects	—	1.2	(1.2)
Closing balance at the end of the period 31 December	100.1	142.2	206.7

The change in the deferred tax position is mainly recognised in the Consolidated Statements of Income or Loss. The changes made via the Consolidated Statements of Comprehensive Income or Loss mainly relate to deferred taxes in connection with IAS 19. The changes directly recorded in equity are based on capital contributions with different accounting recognition under IFRS and tax base; see Note 20.
Temporary differences associated with investments
Deferred tax liabilities are recognised in respect of investments in subsidiaries, branches and associates, and interest in joint arrangements, except to the extent that Sunrise can control the timing of the reversal of the associated taxable temporary difference, and it is probable that such will not reverse in the foreseeable future. Due to the existing double taxation agreement between Switzerland and the Netherlands, any distributions have no direct tax consequences. Furthermore, dividend income is exempt from direct income taxes in the Netherlands. Therefore, as of 31 December 2025 and 31 December 2024, this exception was not considered to apply to any taxable differences.

Unrecognised deferred tax assets on tax loss carryforwards
As of 31 December 2025 and 31 December 2024 Sunrise has the following unused tax loss carryforwards for which no deferred tax assets are recognised:

	31 December
CHF in millions	2025	2024
Due to expire within 1 year	—	—
Due to expire within 2 to 7 years	—	16.5
Amount not due to expire	—	—
Total	—	16.5

Unrecognised deferred tax assets on deductible temporary differences
In the current and past period there were no deductible temporary differences for which no deferred tax asset has been recognised.

Other disclosures
OECD Pillar Two Model Rules (Global minimum tax)
Sunrise falls under the scope of application of the OECD minimum tax. The global minimum tax regulations provide for payment of an additional tax to account for the difference between the effective Global Anti Base Erosion ('GloBE') tax rate per country and the minimum rate of 15%. Switzerland adopted new legislation introducing the global minimum tax in December 2023 that entered into force on 1 January 2024. Sunrise does not expect the minimum tax to have any impact on its activities in Switzerland, as the effective tax rate is more than 15%. The same applies to the other countries in which Sunrise operates. Sunrise is monitoring developments in the minimum tax regulations and is assessing their impact on Sunrise on an ongoing basis.

Sunrise applies the exception to recognising and disclosing information about deferred income tax assets and liabilities in connection with income taxes related to minimum tax, as provided in the amendments to IAS 12 published in May 2023.